AMORTIZATION AND DEPRECIATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Depreciation	$ 13,212	$ 12,295
Depreciation of right-of-use assets	14,756	9,848
Amortization of intangibles	66,137	19,317
Amortization of debenture transaction costs	2,716	2,054
Total amortization and depreciation	$ 96,821	$ 43,514